Application of New and Amended International Financial Reporting Standards	12 Months Ended
Dec. 31, 2020
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Application of New and Amended International Financial Reporting Standards
5.	APPLICATION OF NEW AND AMENDED INTERNATIONAL FINANCIAL REPORTING STANDARDS

Amendments to IFRSs and the New Interpretation That Are Mandatorily Effective for the Current Year

The Company has applied Amendments to IFRS 3:  Definition of a Business, Amendments to IAS 9 and IAS 39 and IFRS 7:  Interest Rate Benchmark Reform, Amendments to IAS 1 and IAS 8:  Definition of Material.  The application of these new standards and amendments has had no impact on the disclosures or amounts recognized in the Company’s consolidated financial statements.

New and Amended IFRSs in Issue But Not Yet Effective

The Company has not applied the following new and amended IFRSs that have been issued but are not yet effective.

New or Amended Standards and Interpretations		Effective Date Issued by IASB (Note 1)
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform-Phase 2	January 1, 2021
Amendments to IFRSs	Annual Improvements to IFRS Standards 2018-2020	January 1, 2022 (Note 2)
Amendments to IFRS 3	Reference to the Conceptual Framework	January 1, 2022 (Note 3)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture	To be determined by IASB
Amendments to IAS 1	Classification of liabilities as current or noncurrent	January 1, 2023
Amendments to IAS 1	Disclosure of Accounting Policies	January 1, 2023 (Note 4)
Amendments to IAS 8	Definition of Accounting Estimates	January 1, 2023 (Note 5)
Amendments to IAS 16	Property, Plant and Equipment - Proceeds before Intended Use	January 1, 2022 (Note 6)
Amendments to IAS 37	Onerous Contracts - Cost of Fulfilling a Contract	January 1, 2022 (Note 7)

Note 1:	The aforementioned new or amended standards or interpretations are effective after fiscal year beginning on or after the effective dates, unless specified otherwise.
Note 2：	The amendments to IFRS 9 are applied prospectively to financial liabilities that are exchanged or modified on or after the annual reporting periods beginning on or after January 1, 2022.
Note 3：	The amendments are applicable to business combinations for which the acquisition date is on or after the annual reporting period beginning on or after January 1, 2022.
Note 4：	The amendments will be applied prospectively for annual reporting periods beginning on or after January 1, 2023.
Note 5：

The amendments are applicable to changes in accounting estimates and changes in accounting policies that occur on or after the beginning of the annual reporting period beginning on or after January 1, 2023.

Note 6：

The amendments are applicable to property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after January 1, 2021.

Note 7：	The amendments are applicable to contracts for which the entity has not yet fulfilled all its obligations on January 1, 2022.

The application of “Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16:  Interest Rate Benchmark Reform-phase 2” will not have material impact on the Company’s consolidated financial statements.

As of the date the consolidated financial statements were authorized for issue, the Company is continuously assessing whether the application of “Amendments to IFRSs:  Annual Improvements to IFRS Standards 2018-2020”, “Amendments to IFRS 3:  Reference to the Conceptual Framework”, “Amendments to IFRS 10 and IAS 28:  Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”, “Amendments to IAS 1:  Classification of liabilities as current or noncurrent”, “Amendments to IAS 1:  Definition of Accounting Estimates”, “Amendments to IAS 8:  Disclosure Initiative - Accounting Policies”, “Amendments to IAS 16:  Property, Plant and Equipment - Proceeds before Intended Use” and “Amendments to IAS 37:  Onerous Contracts - Cost of Fulfilling a Contract” will have the impact on the Company’s financial position and operating result.  The Company will disclose the relevant impact when the assessment is completed.